Finance Costs and Finance Income - Summary of Finance Costs and Finance Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Mark-to-market of derivatives and related fixed rate debt:
Net finance cost on gross debt including related derivatives		$ 389	$ 387	[1]	$ 399	[1]
Finance income
Finance income			(22)	[1]	(39)	[1]
Other financial expense
Net other financial expense		101	125	[1]	54	[1]
Continuing operation [Member]
Finance costs
Interest payable on borrowings		381	374		393
Net cost on interest rate and currency swaps		2	15		9
Mark-to-market of derivatives and related fixed rate debt:
- interest rate swaps (i)	[2]	(97)	(72)		15
- currency swaps and forward contracts		2	2		(5)
- fixed rate debt (i)	[2]	80	68		(19)
Net loss on interest rate swaps not designated as hedges					6
Net loss on non-derivative financial instruments		21
Net finance cost on gross debt including related derivatives		389	387		399
Finance income
Interest receivable on loans to joint ventures and associates			(5)		(4)
Interest receivable on cash and cash equivalents and other			(17)		(35)
Finance income			(22)		(39)
Finance costs less income		389	365		360
Other financial expense
Unwinding of discount element of lease liabilities (note 22)		68	69
Unwinding of discount element of provisions for liabilities (note 28)		21	25		24
Unwinding of discount applicable to deferred and contingent acquisition consideration		21	16		18
Unwinding of discount applicable to deferred divestment proceeds		(24)
Unwinding of discount applicable to leased mineral reserves		4
Pension-related finance cost (net) (note 30)		11	15		12
Net other financial expense		101	125		54
Total net finance costs	[3]	$ 490	$ 490		$ 414

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.
[2]	The Group uses interest rate swaps to convert fixed rate debt to floating rate. Fixed rate debt, which has been converted to floating rate through the use of interest rate swaps, is stated in the Consolidated Balance Sheet at adjusted value to reflect movements in underlying fixed rates. The movement on this adjustment, together with the offsetting movement in the fair value of the related interest rate swaps, is included in finance costs in each reporting period.
[3]	Net finance costs in 2019 and 2018, including discontinued operations, amounted to $498 million and $414 million respectively.